Other Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 6,372	$ 6,888	$ 2,044
Liability for early exercise of unvested stock options	808	1,133	1,658
Taxes payable	597	516	376
Deferred revenue	4,568	2,585	652
Other accrued and current liabilities	8,615	3,876	2,417
Accrued expenses and other current liabilities	$ 20,960	$ 14,998	$ 8,122